Loan from a shareholder (Details) - EUR (€)	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Loan From a Shareholder [Abstract]
Loan from a shareholder	€ 20,000
Interest-free with repayment	€ 0	€ 6,000	€ 7,000	€ 7,000	€ 20,000